FORM N-SAR
                          SEMI-ANNUAL REPORT
                  FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:
       or fiscal year ending:   12/31/97 (b)

Is this a transition report?(Y/N):  N

Is this an amendment to a previous filing?(Y/N):  N


1. A.  Registrant Name:   MBL Variable Contract Account-9
   B.  File Number:       811-5224
   C.  Telephone Number:  973/481-8356

2. A.  Street:   520 Broad Street
   B.  City:   Newark    C.  State:  NJ   D.  Zip Code:  07102-3111

3. Is this the first filing on this form by Registrant?(Y/N):  N

4. Is this the last filing on this form by Registrant?(Y/N):   N

5. Is Registrant a small business investment company (SBIC)?(Y/N):  N

6  Is Registrant a unit investment trust (UIT)?(Y/N):  Y


UNIT INVESTMENT TRUST

111. A. Depositor Name:  MBL Life Assurance Corporation

     C. City:  Newark    State:    NJ     Zip Code:  07102-3111

112. A. Sponsor Name:    MBL Life Assurance Corporation

     C. City:  Newark    State:    NJ     Zip Code:  07102-3111

113. A. Trustee Name:

     B. City:            State:           Zip Code:

114. A. Principal Underwriter Name:

     B. File Number: 8-

     C. City:            State:           Zip Code:

115. A. Independent Public Accountant Name:  Coopers & Lybrand L.L.P.

     B. City;  Parsippany          State: NJ      Zip Code:  07054

116. Family of investment companies information:

     A. Is Registrant part of family of investment companies?(Y/N) N

117. A. Is Registrant a separate account of an insurance
        company?(Y/N)    Y

     B. Variable annuity contracts?(Y/N)  Y

     D. Flexible premium variable life contracts?(Y/N)             N

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 5

121. State the number of series for which a current prospectus was in
     existence at the end of the period   0

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
     current period      0

123. State the total value of the additional units considered in answering item 122 ($000's omitted)  $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                    Number of  Total Assets  Total Income
                                    Series     ($000's       Distributions
                                    Investing  Omitted)      ($000's omitted)
A.   U. S. Treasury direct issue

B.   U. S. Government agency

C.   State and municipal
     tax-free

D.   Public utility debt

E.   Brokers or dealers debt
     or debt or brokers' or
     dealers' parent

F.   All other corporate
     intermed. & long-term
     debt

G.   All other corporate
     short-term debt

H.   Equity securities of
     brokers or dealers or
     parents of brokers or
     dealers

I.   Investment company equity
     securities

J.   All other equity securities    5          $25,497       $0

K.   Other securities

L.   Total assets of all
     series of registrant           5          $25,497       $0


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of
     the current period?(Y/N)      N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
     derived from insurance or guarantees?(Y/N)                    N

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)       $349

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-5224

February 25, 1998

This report is signed on behalf of the registrant (or depositor or trustee) in the City of Newark and State of New Jersey on the 25th day of February, 1998.

MBL Life Assurance Corporation
(name of registrant, depositor, or trustee)

Witness:  JUDITH C. KEILP                 By:   ALBERT W. LEIER
          Judith C. Keilp                       Albert W. Leier
          Counsel and Assistant                 Vice President and
          Secretary                             Controller
          (Name and Title)                      (Name and Title of
                                                person signing on
                                                behalf of registrant,
                                                depositor or trustee)